Premises, Equipment, and Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 19,721	$ 19,206
Less: Accumulated depreciation and amortization	11,017	10,463
Net book value, premises and equipment	8,704	8,743
Property, Plant And Equipment (Textuals) [Abstract]
Depreciation and amortization expense for premises and equipment	1,200	1,200	$ 1,200
Net gains (losses) on disposition of premises and equipment	$ 75	28	(15)
Operating leases for premises and equipment, term (In years)	15 years
Operating leases for premises and equipment, longest term expiration date	2105
Operating Leases, Rent Expense, Net	$ 1,300	1,300	$ 1,300
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2016	1,131
Operating Leases, 2017	1,026
Operating Leases, 2018	902
Operating Leases, 2019	781
Operating Leases, 2020	628
Operating Leases, Thereafter	2,234
Operating Leases, Total minimum lease payments	6,702
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2016	2
Capital Leases, 2017	2
Capital Leases, 2018	3
Capital Leases, 2019	3
Capital Leases, 2020	3
Capital Leases, Thereafter	6
Capital Leases, Total minimum lease payments	19
Capital Leases, Executory costs	(7)
Capital Leases, Amounts representing interest	(4)
Capital Leases, Present value of net minimum lease payments	8
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,743	1,748
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	8,479	8,155
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,289	7,215
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,131	2,009
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 79	$ 79